Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Transactions Between Related Parties [Line Items]
Service cost	¥ 5,610	¥ 5,720
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note i )	229	119
Service cost	369	359
Other costs and expenses	624	622
Tencent Group [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note i )	232	249
Tencent Group [Member] | Social Entertainment Services and Others to The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note i )	33	29
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Service cost	819	625
Other costs and expenses	¥ 106	¥ 148